Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$174,252,338.56	0.7054751	$155,901,747.09	0.6311812	$18,350,591.47
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$357,032,338.56	0.3877499	$338,681,747.09	0.3678205	$18,350,591.47

Weighted Avg. Coupon (WAC)	4.54%		4.55%
Weighted Avg. Remaining Maturity (WARM)	38.12		37.20
Pool Receivables Balance	$403,998,585.60		$384,923,705.22
Remaining Number of Receivables	37,347		36,537

Adjusted Pool Balance	$390,592,548.43		$372,241,956.95

III. COLLECTIONS

Principal:
Principal Collections	$18,396,894.90
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$431,615.56
Total Principal Collections	$18,828,510.46

Interest:
Interest Collections	$1,578,674.05
Late Fees & Other Charges	$34,978.26
Interest on Repurchase Principal	$-
Total Interest Collections	$1,613,652.31

Collection Account Interest	$1,476.24
Reserve Account Interest	$395.21
Servicer Advances	$-

Total Collections	$20,444,034.22

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$20,444,034.22
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$25,170,824.34

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$336,665.49		$336,665.49	$336,665.49
Collection Account Interest					$1,476.24
Late Fees & Other Charges					$34,978.26
Total due to Servicer					$373,119.99

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$168,443.93		$168,443.93
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$341,400.60		$341,400.60	$341,400.60

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$19,579,660.71

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$18,350,591.47

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,350,591.47
Class A-4 Notes				$-
Class A Notes Total:		$18,350,591.47		$18,350,591.47
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$18,350,591.47

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,229,069.24

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,406,037.17
Beginning Period Amount	$13,406,037.17
Current Period Amortization	$724,288.91
Ending Period Required Amount	$12,681,748.27
Ending Period Amount	$12,681,748.27
Next Distribution Date Amount	$11,979,065.61

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	8.59%	9.02%	9.02%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.70%	36,062	98.30%	$378,398,075.04
30 - 60 Days	0.98%	358	1.29%	$4,958,859.08
61 - 90 Days	0.26%	94	0.33%	$1,270,021.60
91 + Days	0.06%	23	0.08%	$296,749.50
		36,537		$384,923,705.22
Total
Delinquent Receivables 61 + days past due	0.32%	117	0.41%	$1,566,771.10
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	152	0.50%	$2,020,219.43
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	127	0.37%	$1,571,782.59
Three-Month Average Delinquency Ratio	0.35%		0.43%

Repossession in Current Period		48		$672,134.77
Repossession Inventory		62		$461,961.94

Charge-Offs
Gross Principal of Charge-Off for Current Period				$677,985.48
Recoveries				$(431,615.56)
Net Charge-offs for Current Period				$246,369.92

Beginning Pool Balance for Current Period				$403,998,585.60

Net Loss Ratio				0.73%
Net Loss Ratio for 1st Preceding Collection Period				0.74%
Net Loss Ratio for 2nd Preceding Collection Period				0.80%
Three-Month Average Net Loss Ratio for Current Period				0.76%

Cumulative Net Losses for All Periods				$5,049,248.80
Cumulative Net Losses as a % of Initial Pool Balance				0.51%

Principal Balance of Extensions				$1,617,444.97
Number of Extensions				114

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